Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense and Other Assets, Current [Abstract]
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid rental and deposits	7,056	11,405
Prepayments to suppliers and other business related expenses	14,506	18,052
Costs to fulfill contracts with customers	758	306
Others	3,150	3,142
Total	25,470	32,905